Note 15 - Fair Value Measurement (Details) - Changes in Level 3 Liabilities Measured at Fair Value on Recurring Basis (USD $)	12 Months Ended
	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance – January 1, 2013	$ 8,666
Issuances	243,889
Total realized and unrealized gains or losses	(65,928)
Repayments	(8,700)
Ending balance – December 31, 2013	177,927
Accrued and Other Long-term Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance – January 1, 2013	8,657	[1]
Total realized and unrealized gains or losses	43	[1]
Repayments	(8,700)	[1]
Ending balance – December 31, 2013		[1]
Common Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance – January 1, 2013	9
Total realized and unrealized gains or losses	(9)
Derivative Financial Instruments, Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	243,889
Total realized and unrealized gains or losses	(65,962)
Ending balance – December 31, 2013	$ 177,927

[1]	Represents the estimated fair value of the office closures included in accrued and other long-term liabilities.